Condensed Consolidated Statement of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Class A Helix Acquisition Corp. Common Shares	Class B Helix Acquisition Corp. Common Shares	Series A Preferred Shares	Helix Acquisition Corp. Additional Paid-in Capital	Helix Acquisition Corp. Accumulated Deficit	Helix Acquisition Corp.	Common Shares		Additional Paid-in Capital	Accumulated Deficit	Common Shares Held In Treasury	Accumulated Other Comprehensive Loss	Total
Balance at Aug. 12, 2020
Balance (in Shares) at Aug. 12, 2020
Issuance of Class B ordinary shares to Sponsor			$ 288		24,712		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			2,875,000
Sale of 11,500,000 Units, net of underwriting discounts and offering costs					(4,324,669)	(2,425,776)	(6,750,445)
Sale of 430,000 Private Placement Shares		$ 43			4,299,957		4,300,000
Sale of 430,000 Private Placement Shares (in Shares)		430,000
Net loss						(90,838)	(90,838)
Balance at Dec. 31, 2020							(2,516,285)
Net loss						(76,291)	(76,291)
Balance at Mar. 31, 2021		$ 43	$ 288			(2,592,905)	(2,592,574)
Balance (in Shares) at Mar. 31, 2021		430,000	2,875,000
Balance at Dec. 31, 2020							(2,516,285)
Net loss						(4,542,654)	(4,542,654)
Balance at Dec. 31, 2021		$ 43	$ 288	$ 72,466		(7,059,268)	(7,058,937)	$ 38,537	[1]	$ 42,061,984	$ (53,643,615)	$ (6,202)	$ (168,177)	$ (11,645,007)
Balance (in Shares) at Dec. 31, 2021		430,000	2,875,000	680,196				361,528	[1]			(57,756)
Balance at Mar. 09, 2021								$ 106,507	[1]					$ 106,507
Balance (in Shares) at Mar. 09, 2021								1,000,000	[1]
Issuance of Class B ordinary shares to Sponsor (in Shares)														99,000
Share-based compensation expense related to the transfer of 99,000 Common Shares to Merck KGaA, Darmstadt, Germany, and subsequent conversion into Series A Preferred Shares				$ 10,544				$ (10,544)	[1]	4,851,000				$ 4,851,000
Share-based compensation expense related to the transfer of 99,000 Common Shares to Merck KGaA, Darmstadt, Germany, and subsequent conversion into Series A Preferred Shares (in Shares)				99,000				(99,000)	[1]
Transfer of 571,000 existing Common Shares to new shareholders as part of a capital contribution (net of share issuance cost of USD 279,364), and subsequent conversion into Series A Preferred Shares				$ 60,816				$ (60,816)	[1]	27,659,237				27,659,237
Transfer of 571,000 existing Common Shares to new shareholders as part of a capital contribution (net of share issuance cost of USD 279,364), and subsequent conversion into Series A Preferred Shares (in Shares)				571,000				(571,000)	[1]
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors				$ 1,106						498,838				499,944
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in Shares)				10,196
Share-based compensation granted under the equity incentive plan ESPP and reverse vesting of Restricted Founder Shares								$ 3,390	[1]	9,052,909				9,056,299
Share-based compensation granted under the equity incentive plan ESPP and reverse vesting of Restricted Founder Shares (in Shares)	[1]							31,528
Repurchase of 57,756 Common Shares following the resignation of a co-founder												$ (6,202)		(6,202)
Repurchase of 57,756 Common Shares following the resignation of a co-founder (in Shares)												(57,756)
Net loss											(53,643,615)			(53,643,615)
Other comprehensive income (loss)													(168,177)	(168,177)
Balance at Dec. 31, 2021		$ 43	$ 288	$ 72,466		(7,059,268)	(7,058,937)	$ 38,537	[1]	42,061,984	(53,643,615)	$ (6,202)	(168,177)	(11,645,007)
Balance (in Shares) at Dec. 31, 2021		430,000	2,875,000	680,196				361,528	[1]			(57,756)
Share-based compensation granted under the equity incentive plan ESPP and reverse vesting of Restricted Founder Shares										1,988,871		$ 3,791		1,992,662
Share-based compensation granted under the equity incentive plan ESPP and reverse vesting of Restricted Founder Shares (in Shares)												35,000
Net loss						(2,703,721)	(2,703,721)				(15,880,142)			(15,880,142)
Shares no longer subject to redemption		$ 342			34,157,345		34,157,687
Shares no longer subject to redemption (in Shares)		3,419,355
Other comprehensive income (loss)													266,269	266,269
Balance at Mar. 31, 2022		$ 385	$ 288	$ 72,466	$ 34,157,345	$ (9,762,989)	$ 24,395,029	$ 38,537		$ 44,050,855	$ (69,523,757)	$ (2,411)	$ 98,092	$ (25,266,218)
Balance (in Shares) at Mar. 31, 2022		3,849,355	2,875,000	680,196				361,528				(22,756)

[1]	57,756 Common Shares have been repurchased following the resignation of a co-founder and are held in treasury.